Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000932101
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PMVAX
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2016
Prospectus Date	rr_ProspectusDate	Nov. 30, 2016
Putnam Growth Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Putnam Growth Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Putnam Growth Opportunities Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Putnam Growth Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Putnam Growth Opportunities Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Putnam Growth Opportunities Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Putnam Growth Opportunities Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Putnam Growth Opportunities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Putnam Growth Opportunities Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%

[1]	Management fees are subject to a performance adjustment. Reflects amendment to management contract effective October 24, 2016.
[2]	Reflects current fees
[3]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.